Consolidated Statements of Financial Position (Parentheticals) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Treasury shares (in Shares)	1,124,485	4,224,356
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, liquidation preference	$ 0	$ 644,132,365
Convertible redeemable preferred shares, aggregate redemption value	$ 0	$ 2,861,748,733
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	4,000,000,000	4,000,000,000
Ordinary shares, shares issued (in Shares)	440,715,769	143,531,580
Ordinary shares, shares outstanding (in Shares)	439,591,704	139,307,224
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized (in Shares)	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in Shares)	83,859,005
Ordinary shares, shares outstanding (in Shares)	83,859,005